Stock-Based Awards (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 14, 2024	Jul. 31, 2023	Jul. 24, 2023	May 17, 2023	Apr. 20, 2023	Mar. 31, 2024	Mar. 20, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options exercised								248,934	73,700
Options granted and outstanding exercised								$ 14,936
Net income (loss)								$ 5,269,854	$ (2,682,108)
Common Stock, Shares, Issued								2,467,434	2,218,500
AgeX Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized compensation expense								$ 68,000
Recognized over weighted average period								1 year 4 months 9 days
Weighted-average estimated fair value of stock options granted								$ 22.41	$ 24.48
Net income (loss)								$ (14,803,000)	$ (10,462,000)
Proceeds from line of credit								$ 17,500,000	$ 6,000,000
Common Stock, Shares, Issued								1,079,000	1,079,000
AgeX Therapeutics Inc [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options description						Immediately following the Merger, equity holders of Serina immediately prior to the closing of the Merger are expected to own approximately 75% of the outstanding shares of common stock of AgeX, and stockholders of AgeX immediately prior to the closing of the Merger are expected to own approximately 25% of the outstanding shares of common stock of AgeX, with Serina as a wholly-owned subsidiary, in each case, on a pro forma fully diluted basis, subject to certain assumptions and exclusions, including the Actual Closing Price (as defined in the Merger Agreement) of AgeX common stock being equal to or greater than $12.00 per share excluding the impact of any Post-Merger Warrant, Incentive Warrant or the issuance of any shares of AgeX common stock upon exercise of any Post-Merger Warrants or Incentive Warrants.
Reverse stock split ratio	1 for 35.17
AgeX Therapeutics Inc [Member] | Juvenescence Limited [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Extinguishment of debt			$ 36,000,000
Common stock outstanding percentage		85.00%
AgeX Therapeutics Inc [Member] | Juvenescence Limited [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Preferred Stock, Convertible, Shares Issuable										1,421,666
Common Stock, Shares, Issued	1,889,323
Common stock outstanding percentage	75.60%
AgeX Therapeutics Inc [Member] | Continuing Operations [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net income (loss)				$ 2,000,000	$ 2,000,000
AgeX Therapeutics Inc [Member] | Segment Continuing Operations One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net income (loss)				4,000,000	4,000,000
AgeX Therapeutics Inc [Member] | Segment Continuing Operations Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Net income (loss)				$ 6,000,000	$ 6,000,000
AgeX Therapeutics Inc [Member] | Lease Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Lease and rental expense								$ 844	$ 1,074
AgeX Therapeutics Inc [Member] | 2022 Secured Note [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from line of credit							$ 5,800,000
AgeX Therapeutics Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options description								In the case of an optionee who, at the time of grant, owns more than 10% of the combined voting power of all classes of AgeX stock, the exercise price of any incentive stock option must be at least 110% of the fair market value of the common stock on the grant date, and the term of the option may be no longer than five years.
AgeX Therapeutics Inc [Member] | Stock Appreciation Rights (SARs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period								10 years
Fair market value of common stock								100.00%
AgeX Therapeutics Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options exercised								0	0
Options granted and outstanding exercised								$ 6,600,000
AgeX Therapeutics Inc [Member] | Maximum [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options exercisable								$ 100,000
AgeX Therapeutics Inc [Member] | Maximum [Member] | Restricted Stock And Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted options description								they may purchase or otherwise acquire Restricted Stock or RSUs subject to such vesting, transfer, and repurchase terms, and other restrictions. The price at which Restricted Stock may be issued or sold will be not less than 100% of fair market value.
Two Thousand Seventeen Equity Incentive Plan [Member] | AgeX Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock reserved								241,683
Granted options description								No person shall be granted, during any one year period, options to purchase, or SARs with respect to, more than 28,433 shares in the aggregate, or any Awards of Restricted Stock or RSUs with respect to more than 14,216 shares in the aggregate. If an Award is to be settled in cash, the number of shares on which the Award is based shall not count toward the individual share limit.
Two Thousand Seventeen Equity Incentive Plan [Member] | AgeX Therapeutics Inc [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares								28,433
Two Thousand Seventeen Equity Incentive Plan [Member] | AgeX Therapeutics Inc [Member] | Maximum [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options to purchase shares								14,216